9. Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepaid expenses and other current assets

Prepaid expenses and other current assets, net as of December 31, 2019 and 2018 consist of the following:

	December 31, 2019	December 31, 2018
Value-added tax recoverable, current	$193	$483
Deposit and prepayment for acquisitions, net of provision of $10,921 and $10,840, respectively (a)	56	55
Other deposit and prepayment, net of provision of $3,584 and $452, respectively (b)	2,659	1,216
Other receivable, net of provision of $1,968 and $914, respectively (c)	2,262	2,628
Total prepaid expenses and other current assets	$5,170	$4,382